Derivatives - Fair Value Hedges (Details) € in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2015 USD ($) DerivativeInstrument	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2014 USD ($)	Nov. 30, 2013 EUR (€)
Derivatives in Fair Value Hedging Relationships
Derivative Number of Instruments Held | DerivativeInstrument	2
Eurobond Due 2021
Derivatives in Fair Value Hedging Relationships
Face amount | €						€ 600
Fixed rate medium term note due 2019
Derivatives in Fair Value Hedging Relationships
Face amount		$ 25.0			$ 625.0
Fixed rate medium term note due 2020
Derivatives in Fair Value Hedging Relationships
Face amount		200.0
August 2015 medium term notes issued
Derivatives in Fair Value Hedging Relationships
Face amount	$ 1,500.0
June 2014 medium term notes issued
Derivatives in Fair Value Hedging Relationships
Face amount					950.0
Interest rate swap contracts | Fixed rate medium term note due 2018
Derivatives in Fair Value Hedging Relationships
Derivative notional amount	450.0
Interest rate swap contracts | Fixed rate medium term note due 2020
Derivatives in Fair Value Hedging Relationships
Derivative notional amount	$ 300.0
Fair value hedges
Derivatives in Fair Value Hedging Relationships
Gain (Loss) on Derivative Recognized in income		(9.0)	$ (2.0)	$ (2.0)
Gain (Loss) on Hedged Item Recognized in Income		9.0	2.0	2.0
Fair value hedges | Interest rate swap contracts
Derivatives in Fair Value Hedging Relationships
Number Of Interest Rate Swap Contracts Entered In Period | DerivativeInstrument	2
Fair value hedges | Interest rate swap contracts | Eurobond Due 2021
Derivatives in Fair Value Hedging Relationships
Derivative notional amount | €						€ 300
Fair value hedges | Interest rate swap contracts | Fixed rate medium term note due 2019
Derivatives in Fair Value Hedging Relationships
Derivative notional amount					$ 600.0
Fair value hedges | Interest rate swap contracts | Fixed rate medium term note due 2018
Derivatives in Fair Value Hedging Relationships
Term of debt instrument	3 years
Derivative notional amount	$ 450.0
Fair value hedges | Interest rate swap contracts | Fixed rate medium term note due 2020
Derivatives in Fair Value Hedging Relationships
Term of debt instrument	5 years
Derivative notional amount	$ 300.0	200.0
Fair value hedges | Interest rate swap contracts | Interest expense
Derivatives in Fair Value Hedging Relationships
Gain (Loss) on Derivative Recognized in income		(9.0)	(2.0)	(2.0)
Gain (Loss) on Hedged Item Recognized in Income		$ 9.0	$ 2.0	$ 2.0